FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

February 27, 2026

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST (the “Registrant”)

Federated Hermes California Municipal Cash Trust

Wealth Shares

Service Shares

Cash II Shares

Cash Series Shares

Capital Shares

Federated Hermes Institutional Tax-Free Cash Trust

Institutional Shares

Premier Shares

Federated Hermes New York Municipal Cash Trust

Wealth Shares

Service Shares

Cash II Shares

Cash Series Shares

(the “Funds”)

1933 Act File No. 033-31602 1940 Act File No. 811-05950

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the above-named Registrant hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated February 28, 2026, that otherwise would have been filed under Rule 497(c) under the 1933 Act, do not differ from the forms of Prospectuses and Statements of Additional Information contained in the Registration Statement for the Funds which was electronically filed pursuant to Rule 485(b) as Post-Effective Amendment No. 271 on February 25, 2026.

If you have any questions on the enclosed material, please contact Stefan Heidinger, through email at: stefan.heidinger@federatedhermes.com or by telephone at (412) 288-6423.

Very Truly Yours,

/s/ George F. Magera

George F. Magera

Assistant Secretary